CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Cash	$1,152	$2,717	$6,927
Cash in MLJV and MWJV	654	913	1,557
Cash equivalents	21,401	6	7,410
	$23,207	$3,636	$15,894

Cash equivalents consist of various investment savings account instruments and money market funds all of which are short term in nature, highly liquid and readily convertible into cash.